Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value Of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO(1)(2) ($)	Compensation Actually Paid to CEO(1)(2) ($)	Average Summary Compensation Table Total for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Net Loss ($ in thousands)
2024	1,063,459	1,063,459	1,101,671	875,601	63.06	(18,728)
2023	888,803	948,303	2,099,175	2,820,243	105.61	(17,839)
2022	255,000	255,000	1,078,398	441,541	29.71	(45,021)

Named Executive Officers, Footnote [Text Block]
(1)

For 2024, the CEO was Mr. Schreiber, and the other NEOs were Dennis Wijnker and Shane Biffar.

For 2023, the CEO was Mr. Schreiber, and the other NEOs were Marc Benathen and Stefan Galluppi.

For 2022, the CEO was Mr. Schreiber, and the other NEOs were Marc Benathen and Eric Yecies.

PEO Total Compensation Amount	[1],[2]	$ 1,063,459	$ 888,803	$ 255,000
PEO Actually Paid Compensation Amount	[1],[2]	$ 1,063,459	948,303	255,000
Adjustment To PEO Compensation, Footnote [Text Block]
	2024		2023		2022
Adjustments	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation From SCT	1,063,459	1,101,671	888,803	2,099,175	255,000	1,078,398
Adjustments for defined benefit and actuarial pension plans:	—	—	—	—	—	—
Adjustments for stock awards:
(Subtraction): SCT amounts	(260,000)	(625,456)	(355,000)	(1,502,169)	—	(717,613)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	541,085	414,500	2,288,006	—	417,100
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end	—	(133,600)	—	11,906	—	(131,256)
Addition: Vesting date fair value of awards granted and vesting during such year	260,000	—	—	—	—	57,563
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	(8,100)	—	39,169	—	(262,651)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	(115,844)	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	1,063,459	875,601	948,303	2,820,243	255,000	441,541

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 1,101,671	2,099,175	1,078,398
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 875,601	2,820,243	441,541
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Changes in Compensation actually paid to our NEOs from year to year are generally aligned with trends in our cumulative TSR, as well as trends in important financial measures such as net loss.
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[3]	$ 63.06	105.61	29.71
Net Income (Loss) Attributable to Parent		$ (18,728,000)	$ (17,839,000)	$ (45,021,000)
CEO name		Mr. Schreiber	Mr. Schreiber	Mr. Schreiber
PEO [Member] | Adjustments for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards
PEO [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards		(260,000)	(355,000)
PEO [Member] | Fair Value at Year-end of Awards Granted during the Covered Fiscal Year that are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards			414,500
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vesting during such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards		260,000
PEO [Member] | Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards
PEO [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions during such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards
PEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if not Otherwise included in the Total Compensation for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards
Non-PEO NEO [Member] | Adjustments for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards
Non-PEO NEO [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards		(625,456)	(1,502,169)	(717,613)
Non-PEO NEO [Member] | Fair Value at Year-end of Awards Granted during the Covered Fiscal Year that are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards		541,085	2,288,006	417,100
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards		(133,600)	11,906	(131,256)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vesting during such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards				57,563
Non-PEO NEO [Member] | Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards		(8,100)	39,169	(262,651)
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions during such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards			(115,844)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if not Otherwise included in the Total Compensation for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards

[1]	A reconciliation of Total compensation from the Summary Compensation Table (“SCT”) to Compensation actually paid to our CEO and the average of our Other NEOs is shown below:
[2]	For 2024, the CEO was Mr. Schreiber, and the other NEOs were Dennis Wijnker and Shane Biffar. For 2023, the CEO was Mr. Schreiber, and the other NEOs were Marc Benathen and Stefan Galluppi. For 2022, the CEO was Mr. Schreiber, and the other NEOs were Marc Benathen and Eric Yecies.
[3]	Our cumulative total shareholder return is based on a fixed investment of one hundred dollars in our common stock measured from the market close on December 31, 2021 (the last trading day of 2021) through and including the end of the fiscal year for each year reported in the table, and reinvestment of all dividends during such period.